Annual Total Returns	0 Months Ended
Jun. 01, 2012
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2002	(10.32%)
Annual Return 2003	24.10%
Annual Return 2004	10.17%
Annual Return 2005	5.73%
Annual Return 2006	12.22%
Annual Return 2007	7.94%
Annual Return 2008	(28.31%)
Annual Return 2009	30.44%
Annual Return 2010	15.32%
Annual Return 2011	(0.97%)
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2002	(20.80%)
Annual Return 2003	34.03%
Annual Return 2004	14.27%
Annual Return 2005	9.50%
Annual Return 2006	16.53%
Annual Return 2007	10.25%
Annual Return 2008	(39.47%)
Annual Return 2009	34.87%
Annual Return 2010	19.03%
Annual Return 2011	(4.80%)
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2002	(3.68%)
Annual Return 2003	14.94%
Annual Return 2004	6.38%
Annual Return 2005	4.16%
Annual Return 2006	9.08%
Annual Return 2007	6.15%
Annual Return 2008	(18.58%)
Annual Return 2009	23.07%
Annual Return 2010	11.43%
Annual Return 2011	2.99%
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2004	4.59%
Annual Return 2005	1.36%
Annual Return 2006	6.17%
Annual Return 2007	3.67%
Annual Return 2008	(10.29%)
Annual Return 2009	17.31%
Annual Return 2010	7.88%
Annual Return 2011	5.15%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(10.14%)
Annual Return 2003	24.43%
Annual Return 2004	10.44%
Annual Return 2005	6.02%
Annual Return 2006	12.52%
Annual Return 2007	8.14%
Annual Return 2008	(28.03%)
Annual Return 2009	30.80%
Annual Return 2010	15.62%
Annual Return 2011	(0.81%)
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Growth Portfolio) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(20.64%)
Annual Return 2003	34.35%
Annual Return 2004	14.49%
Annual Return 2005	9.77%
Annual Return 2006	16.81%
Annual Return 2007	10.51%
Annual Return 2008	(39.28%)
Annual Return 2009	35.33%
Annual Return 2010	19.28%
Annual Return 2011	(4.55%)
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(3.41%)
Annual Return 2003	15.30%
Annual Return 2004	6.67%
Annual Return 2005	4.34%
Annual Return 2006	9.31%
Annual Return 2007	6.46%
Annual Return 2008	(18.51%)
Annual Return 2009	23.48%
Annual Return 2010	11.61%
Annual Return 2011	3.28%
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Class Z Shares
Bar Chart Table:
Annual Return 2004	4.95%
Annual Return 2005	1.60%
Annual Return 2006	6.33%
Annual Return 2007	3.82%
Annual Return 2008	(9.97%)
Annual Return 2009	17.60%
Annual Return 2010	8.14%
Annual Return 2011	5.41%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2007	14.85%
Annual Return 2008	(46.88%)
Annual Return 2009	34.94%
Annual Return 2010	11.38%
Annual Return 2011	(12.65%)
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z Shares
Bar Chart Table:
Annual Return 2007	15.03%
Annual Return 2008	(46.76%)
Annual Return 2009	35.46%
Annual Return 2010	11.58%
Annual Return 2011	(12.46%)